Document and Entity Information	Oct. 26, 2026
Document - Document and Entity Information
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Securities Act File Number	0-26823
Entity Registrant Name	ALLIANCE RESOURCE PARTNERS LP
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	73-1564280
Entity Address, Address Line One	1717 South Boulder Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74119
City Area Code	918
Local Phone Number	295-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common units representing limited partner interests
Trading Symbol	ARLP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001086600
Amendment Flag	false